Associated entities and consolidated subsidiaries - Associated entities (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summary of financial information
Operating profit before tax	$ 32,272	$ 25,767	$ 25,200
Income tax	(8,164)	(4,966)	(6,226)
PROFIT FOR THE YEAR	24,108	20,801	18,974
Income from entities accounted for using the equity method	$ 182	200	$ 178
Santander Merchant Platform Solutions Mexico, S.A. de C.V.
Summary of financial information
Current assets		5,678
Non-current assets		3,549
Current liabilities		(6,119)
Non-current liabilities		(31)
Net assets		3,077
Revenue		2,399
Expenses		(1,728)
Operating profit before tax		671
Income tax		(178)
PROFIT FOR THE YEAR		$ 493